SHORT TERM INVESTMENTS (Details)	12 Months Ended
Dec. 31, 2019 CNY (¥)
OTTI loss, held-to-maturity investments	¥ 0
OTTI loss, available-for-sale investments	¥ 0
Minimum
Interest rate (as a percent)	3.60%
Maximum
Maturities (in days)	90 days
Interest rate (as a percent)	4.48%